UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:
June 30, 2002

Check here is amendment [   ]  Amendment Number:
This Amendment 		[   ]  is a restatement
				[   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Presidio Management
Address:	44 Montgomery Street, Suite 2110
		San Francisco, CA 94104

Form 13F File Number:  28-7848

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:		William J. Brady
Title:	General Partner
Phone:	415-433-0610

Signature, Place and Date of Signing:

William J. Brady	San Francisco, CA		August 12, 2002






Report Type	(Check only one.):
[ X ]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[   ]	13F NOTICE.  (Check here if no holdings reported are in
this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT.  (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE


FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  65

Form 13F Information Table Value Total:  $118,373(thousands)


List of Other Included Managers:  None

Provide a numbered list of the names(s) and Form 13F file
number(s) of all institutional investment managers with
respect to which this report is filed, other than the
manager filing this report.   NONE


Form 13F Information Table:

(1)                (2)    (3)         (4)         (5)     (6)    (7)   (8)
                                    Value       Total  Invstmnt Other  Voting
Name of Issuer  Class   CUSIP     (in $000's)   shares  DSCRETN  Mgr  Authrty

Advanced PCs    Common  00790K109       838     35,000    Sole   n/a     none
Advanced Fiber  Common  00754A105     2,481    150,000    Sole   n/a     none
Agile Software  Common  00846X105     1,038    142,800    Sole   n/a     none
Alliance Image  Common  018606202     3,375    250,000    Sole   n/a     none
Alloy Inc       Common  019855105     3,466    240,000    Sole   n/a     none
American Health Common  02649V104     1,821    102,300    Sole   n/a     none
Amer Pharmaceut Common  02886P109     1,082     87,500    Sole   n/a     none
AMN Healthcare  Common  001744101     6,792    194,000    Sole   n/a     none
Apart Invst Tst Pref    03748R846       132      5,000    Sole   n/a     none
Bentley Pharm   Common  082657107     1,160    100,000    Sole   n/a     none
Biovail Corp    Common  09067J109     1,738     60,000    Sole   n/a     none
Brocade         Common  111621108       350     20,000    Sole   n/a     none
Cable & Assoc   Pref    124830308       250      5,000    Sole   n/a     none
Cadiz           Common  127537108       850    100,000    Sole   n/a     none
Cardiac Science Common  141410209     1,957    527,500    Sole   n/a     none
Clean Harbor    Common  184496107     1,764    150,000    Sole   n/a     none
Coinstar Inc    Common  19259P300     3,912    160,000    Sole   n/a     none
Conceptus       Common  206016107       948     57,500    Sole   n/a     none
Corts-AT&T Wire Pref    21988G452       114      8,000    Sole   n/a     none
Corts-Disney    Pref    22082D205       249     10,000    Sole   n/a     none
Corts-Kinder    Pref    21988G460       130     15,000    Sole   n/a     none
Corts-Safeco    Pref    22081S203       251     10,000    Sole   n/a     none
Corts-Sunamer.  Pref    22082A201       253     10,000    Sole   n/a     none
Cross Country   Common  22748P105     6,804    180,000    Sole   n/a     none
Develop Realty  Pref    251591806       251     10,000    Sole   n/a     none
DHB Industries  Common  23321E103     3,038    750,000    Sole   n/a     none
Edison          Pref    209115203       380     15,000    Sole   n/a     none
Ensco Int'l     Common  26874Q100       545     20,000    Sole   n/a     none
General Elec    Pref    369622527       750     30,000    Sole   n/a     none
Georgia Power   Pref    37333R308       498     20,000    Sole   n/a     none
Grey Wolf Inc.  Common  397888108     1,307    319,500    Sole   n/a     none
ICT Group Inc.  Common  44929Y101     1,628     89,600    Sole   n/a     none
KV Pharmaceut   Common  482740206       810     30,000    Sole   n/a     none
Landec          Common  514766104       915    241,935    Sole   n/a     none
Magma Design    Common  559181102     4,099    244,000    Sole   n/a     none
Martek Biosci.  Common  572901106     4,184    200,000    Sole   n/a     none
Mathstar        Pref    576801104     1,000    285,715    Sole   n/a     none
MBNA            Pref    55262L407       500     20,000    Sole   n/a     none
Microsemi       Common  595137100       231     35,000    Sole   n/a     none
Molecular Diag. Common  60851R104     3,838  4,411,700    Sole   n/a     none
MTR Gaming Grp  Common  553769100     2,772    166,000    Sole   n/a     none
Multimedia Game Common  625453105     2,835    130,000    Sole   n/a     none
Netegrity       Common  64110P107       939    152,500    Sole   n/a     none
Netscreen       Common  64117V107     2,111    230,000    Sole   n/a     none
Noble Corp      Common  G65422100     1,158     30,000    Sole   n/a     none
Nuveen          Pref    67071S101       323     21,000    Sole   n/a     none
Overstock       Common  690370101       337     24,000    Sole   n/a     none
Patterson UTI   Common  703481101     1,412     50,000    Sole   n/a     none
Penn National   Common  707569109     2,795    154,000    Sole   n/a     none
Practice Works  Common  739419109     6,921    375,100    Sole   n/a     none
Pride Int'l     Common  74153Q102       940     60,000    Sole   n/a     none
Regal Enterain  Common  758766109        23      1,000    Sole   n/a     none
Regeneration    Common  75886N100     5,223    864,800    Sole   n/a     none
Scientific Game Common  80874P109     3,176    400,000    Sole   n/a     none
Sketchers       Common  830566105     4,322    200,000    Sole   n/a     none
Special Hth Prd Common  847461100       131    125,000    Sole   n/a     none
Stericycle      Common  858912108     4,497    127,000    Sole   n/a     none
Turnstone Sys   Common  900423104       812    187,500    Sole   n/a     none
Tweeter Home En Common  901167106       735     45,000    Sole   n/a     none
Univ of Phoenix Common  037604204     1,481     50,000    Sole   n/a     none
US Bancorp      Pref    90335U209       272     11,000    Sole   n/a     none
US Physl Therpy Common  90337L108     4,444    218,800    Sole   n/a     none
Verizon New Eng Pref    92344R201       365     15,000    Sole   n/a     none
Waste Connects  Common  941053100     3,749    120,000    Sole   n/a     none
Zoran           Common  98975F101       871     38,000    Sole   n/a     none